Consolidated statements of comprehensive income - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Statement [line items]
Net income		$ 6,800	$ 7,768	$ 8,567		$ 9,796
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on debt securities, net of taxes				1		(2)
Fair value adjustments on deferred cash flow hedges, net of taxes			6	1		9
Total fair value adjustments on financial instruments, net of taxes			6	2		7
Associated companies' movements in comprehensive income	[1]		(563)	(54)		(528)
Net investment hedge		(27)	124	12		59
Currency translation effects	[2]	525	(809)	189		233
Total of items to eventually recycle		498	(1,242)	149		(229)
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes		(387)	42	(890)	[3]	224	[3]
Fair value adjustments on equity securities, net of taxes		(21)	63	74		150
Total of items never to be recycled		(408)	105	(816)		374
Total comprehensive income		6,890	6,631	7,900		9,941
Attributable to
Shareholders of Novartis AG		6,888	6,633	7,898		9,941
Comprehensive income, attributable to non-controlling interests		2	(2)	2		0
Cumulative currency translation gains/losses recycled throught income statement		123	(946)	123		(946)
Recycling of the Novartis share of other comprehensive income from associated companies			511			511
Deferred Tax on Pension plans previously recognized in OCI				(358)
Continuing operations
Attributable to
Shareholders of Novartis AG		2,298	6,553	3,321		9,786
Discontinued operations
Attributable to
Shareholders of Novartis AG		4,590	$ 80	4,577		$ 155
Change over period [member]
Statement [line items]
Net income		(968)		(1,229)
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on debt securities, net of taxes				3
Fair value adjustments on deferred cash flow hedges, net of taxes		(6)		(8)
Total fair value adjustments on financial instruments, net of taxes		(6)		(5)
Associated companies' movements in comprehensive income	[1]	563		474
Net investment hedge		(151)		(47)
Currency translation effects	[2]	1,334		(44)
Total of items to eventually recycle		1,740		378
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes		(429)		(1,114)	[3]
Fair value adjustments on equity securities, net of taxes		(84)		(76)
Total of items never to be recycled		(513)		(1,190)
Total comprehensive income		259		(2,041)
Attributable to
Shareholders of Novartis AG		255		(2,043)
Comprehensive income, attributable to non-controlling interests		4		2
Change over period [member] | Continuing operations
Attributable to
Shareholders of Novartis AG		(4,255)		(6,465)
Change over period [member] | Discontinued operations
Attributable to
Shareholders of Novartis AG		$ 4,510		$ 4,422

[1]	In 2018, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 511 million was recycled into the consolidated income statement as a result of the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. (see Note 3).
[2]	In 2019, cumulative currency translation gains of USD 123 million were recycled into the consolidated income statement as a result of the Alcon spin-off (see Note 3 and 11). In 2018, cumulative currency translation losses of USD 946 million were recycled into the consolidated income statement as a result of the divestment of the investment in GSK Consumer Healthcare Holdings Ltd.
[3]	Included in 2019 is a USD -358 million impact related to the revaluation of deferred tax assets on Swiss pension plans that were previously recognized through other comprehensive income. This revaluation resulted from enactment of the Swiss canton Basel-Stadt tax rate reduction, effective on January 1, 2019.